Income taxes (Details Narrative)	6 Months Ended		12 Months Ended
	Oct. 31, 2025 SGD ($)	Oct. 31, 2024	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Valuation allowance				$ 1,111,317	$ 1,503,437	$ 1,956,327	$ 1,314,477	$ 1,716,028
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%		17.00%
Inland Revenue, Singapore (IRAS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	75.00%		75.00%
Profit tax rates	$ 190,000		$ 190,000
Inland Revenue, Singapore (IRAS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	50.00%		50.00%
Profit tax rates	$ 10,000		$ 10,000
Inland Revenue Vietnam [Member]
Operating Loss Carryforwards [Line Items]
Profit tax rates	$ 3,000,000,000		$ 3,000,000,000
Inland Revenue Vietnam [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	20.00%		20.00%
Inland Revenue Vietnam [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	15.00%		15.00%